UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
September 30, 2012 (Unaudited)

Common Stocks--97.4%	Shares		Value ($)
Banks--1.4%
Prosperity Bancshares	44,500		1,896,590
Capital Goods--12.9%
AMETEK	60,604		2,148,412
Dover	35,410		2,106,541
EMCOR Group	67,810		1,935,297
Fortune Brands Home & Security	80,940	a	2,186,189
Hexcel	73,660	a	1,769,313
Jacobs Engineering Group	64,150	a	2,593,585
Roper Industries	20,059		2,204,284
Triumph Group	32,450		2,029,099
			16,972,720
Commercial & Professional Services--1.4%
Waste Connections	59,812		1,809,313
Consumer Durables & Apparel--3.1%
Harman International Industries	45,830		2,115,513
Under Armour, Cl. A	34,270	a,b	1,913,294
			4,028,807
Consumer Services--1.4%
Six Flags Entertainment	32,450		1,908,060
Diversified Financials--1.6%
Affiliated Managers Group	16,720	a	2,056,560
Energy--8.4%
Concho Resources	27,660	a	2,620,785
Oil States International	28,350	a	2,252,691
Range Resources	29,333		2,049,497
Valero Energy	63,050		1,997,424
Whiting Petroleum	44,640	a	2,115,043
			11,035,440
Exchange-Traded Funds--3.6%

iShares Russell Midcap Growth Index Fund	76,120	b	4,730,858
Food & Staples Retailing--1.9%
Whole Foods Market	25,110		2,445,714
Food, Beverage & Tobacco--3.2%
Dr. Pepper Snapple Group	49,100		2,186,423
Monster Beverage	37,020	a	2,005,003
			4,191,426
Health Care Equipment & Services--10.5%
AmerisourceBergen	57,510		2,226,212
Catamaran	36,969	a	3,621,853
Hologic	50,770	a	1,027,585
MEDNAX	32,260	a	2,401,757
Universal Health Services, Cl. B	60,370		2,760,720
WellCare Health Plans	29,960	a	1,694,238
			13,732,365
Materials--3.7%
Agnico-Eagle Mines	45,860		2,379,217
Cytec Industries	37,920		2,484,518
			4,863,735
Media--3.0%
CBS, Cl. B	54,730		1,988,341
Interpublic Group of Cos.	180,000		2,001,600
			3,989,941
Pharmaceuticals, Biotech & Life Sciences--9.1%
Alexion Pharmaceuticals	23,020	a	2,633,488
Alkermes	102,360	a	2,123,970
Mylan	115,200	a	2,810,880
Onyx Pharmaceuticals	25,040	a	2,115,880
Perrigo	18,790		2,182,834
			11,867,052
Real Estate--2.9%
HCP	40,020	c	1,780,090
Mid-America Apartment Communities	30,140	c	1,968,443
			3,748,533
Retailing--10.6%
American Eagle Outfitters	93,340		1,967,607
Dick's Sporting Goods	36,320		1,883,192

Groupon	203,700	a,b	969,612
LKQ	106,760	a	1,975,060
Netflix	32,620	a,b	1,775,833
Rent-A-Center	54,270		1,903,792
Urban Outfitters	89,750	a	3,371,010
			13,846,106
Semiconductors & Semiconductor Equipment--3.1%
Avago Technologies	51,480		1,794,850
Skyworks Solutions	94,760	a	2,233,019
			4,027,869
Software & Services--11.4%
Akamai Technologies	67,240	a	2,572,602
Citrix Systems	25,640	a	1,963,255
Electronic Arts	74,770	a	948,831
Nuance Communications	102,400	a	2,548,736
Synopsys	86,760	a	2,864,815
Total System Services	79,880		1,893,156
Vantiv, Cl. A	103,910		2,239,261
			15,030,656
Technology Hardware & Equipment--4.1%
F5 Networks	26,130	a	2,735,811
Riverbed Technology	114,370	a	2,661,390
			5,397,201
Total Common Stocks
(cost $112,268,106)			127,578,946

Other Investment--2.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,906,670)	2,906,670	d	2,906,670
Investment of Cash Collateral for
Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,410,693)	4,410,693	d	4,410,693

Total Investments (cost $119,585,469)	103.0%	134,896,309
Liabilities, Less Cash and Receivables	(3.0%)	(3,990,714)
Net Assets	100.0%	130,905,595

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $4,263,417 and the value of the collateral held by the fund was $4,410,693.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $15,310,840 of which $17,857,390 related to appreciated investment securities and $2,546,550 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes wa substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	12.9
Software & Services	11.5
Retailing	10.6
Health Care Equipment & Services	10.5
Pharmaceuticals, Biotech & Life Sciences	9.1
Energy	8.4
Money Market Investments	5.6
Technology Hardware & Equipment	4.1
Materials	3.7
Exchange-Traded Funds	3.6
Food, Beverage & Tobacco	3.2
Semiconductors & Semiconductor Equipment	3.1
Consumer Durables & Apparel	3.1
Media	3.0
Real Estate	2.9
Food & Staples Retailing	1.9
Diversified Financials	1.6
Banks	1.4

Consumer Services	1.4
Commercial & Professional Services	1.4
103.0
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	125,199,729	-	-	125,199,729
Equity Securities - Foreign+	2,379,217			2,379,217
Mutual Funds	7,317,363	-	-	7,317,363
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)